Cover	12 Months Ended
Jun. 29, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	SYNAPTICS INCORPORATED
Entity Central Index Key	0000817720